GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 96.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.0%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          60,000      $  1,540,800
TMP Worldwide, Inc.(1)                         62,000         1,731,040
-----------------------------------------------------------------------
                                                           $  3,271,840
-----------------------------------------------------------------------
Aerospace and Defense -- 3.8%
-----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                   45,000      $  4,225,950
-----------------------------------------------------------------------
                                                           $  4,225,950
-----------------------------------------------------------------------
Broadcasting -- 1.6%
-----------------------------------------------------------------------
Univision Communications, Inc.(1)              10,000      $    412,400
USA Networks, Inc.(1)                          45,000         1,330,200
-----------------------------------------------------------------------
                                                           $  1,742,600
-----------------------------------------------------------------------
Computer Software & Services -- 0.4%
-----------------------------------------------------------------------
Centra Software, Inc.(1)                       80,000      $    464,000
-----------------------------------------------------------------------
                                                           $    464,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.1%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   27,000      $    576,180
McData Corp. Class B(1)                        41,000           656,000
-----------------------------------------------------------------------
                                                           $  1,232,180
-----------------------------------------------------------------------
Contract Manufacturing -- 2.7%
-----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                 90,000      $  2,376,000
Merix Corp.(1)                                 35,000           568,750
-----------------------------------------------------------------------
                                                           $  2,944,750
-----------------------------------------------------------------------
Drugs -- 6.7%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                       140,600      $  2,432,380
AmerisourceBergen Corp.                        20,500         1,387,850
Biovail Corp.(1)                               50,200         2,384,500
Taro Pharmaceutical Industries Ltd.(1)         40,000         1,204,400
-----------------------------------------------------------------------
                                                           $  7,409,130
-----------------------------------------------------------------------
Electronics - Instruments -- 1.6%
-----------------------------------------------------------------------
Flextronics International Ltd.(1)              44,000      $    630,960
Micrel, Inc.(1)                                55,000         1,104,400
-----------------------------------------------------------------------
                                                           $  1,735,360
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 5.1%
-----------------------------------------------------------------------
Capital One Financial Corp.                    72,000      $  3,547,440
MBNA Corp.                                     60,500         2,098,140
-----------------------------------------------------------------------
                                                           $  5,645,580
-----------------------------------------------------------------------
Foods -- 1.6%
-----------------------------------------------------------------------
Dean Foods Co.(1)                               9,400      $    673,698
Fleming Companies, Inc.                        67,000         1,092,100
-----------------------------------------------------------------------
                                                           $  1,765,798
-----------------------------------------------------------------------
Health Insurance -- 0.5%
-----------------------------------------------------------------------
Anthem, Inc.(1)                                 9,000      $    522,900
-----------------------------------------------------------------------
                                                           $    522,900
-----------------------------------------------------------------------
Health Services -- 6.5%
-----------------------------------------------------------------------
MIM Corp.(1)                                  275,000      $  4,061,750
PacifiCare Health Systems, Inc. Class
A(1)                                          140,700         2,075,325
Province Healthcare Co.(1)                     37,000         1,040,810
-----------------------------------------------------------------------
                                                           $  7,177,885
-----------------------------------------------------------------------
Healthcare Products -- 3.3%
-----------------------------------------------------------------------
NBTY, Inc.(1)                                 247,100      $  3,666,964
-----------------------------------------------------------------------
                                                           $  3,666,964
-----------------------------------------------------------------------
Insurance -- 9.7%
-----------------------------------------------------------------------
Ace Ltd.                                       25,000      $  1,097,500
Kingsway Financial Services, Inc.(1)          170,700         1,794,057
Progressive Corp.                              30,700         4,783,060
Radian Group, Inc.                             40,000         1,866,800
XL Capital Ltd. Class A                        12,000         1,143,120
-----------------------------------------------------------------------
                                                           $ 10,684,537
-----------------------------------------------------------------------
Internet Services -- 2.9%
-----------------------------------------------------------------------
Alloy Online, Inc.(1)                          42,000      $    636,258
SmartForce PLC ADR(1)                          66,000           907,500
TALX Corp.                                     20,000           445,600
WebEx Communications, Inc.(1)                 110,500         1,261,910
-----------------------------------------------------------------------
                                                           $  3,251,268
-----------------------------------------------------------------------
Investment Services -- 3.2%
-----------------------------------------------------------------------
Goldman Sachs Group, Inc.                       8,000      $    647,520
Knight Trading Group, Inc.(1)                  93,000           740,280

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Investment Services (continued)
-----------------------------------------------------------------------
Labranche & Co., Inc.(1)                       30,000      $    937,500
Merrill Lynch & Co., Inc.                      25,000         1,198,750
-----------------------------------------------------------------------
                                                           $  3,524,050
-----------------------------------------------------------------------
Manufactured Housing -- 0.8%
-----------------------------------------------------------------------
Fleetwood Enterprises, Inc.                    92,000      $    918,160
-----------------------------------------------------------------------
                                                           $    918,160
-----------------------------------------------------------------------
Medical Products -- 0.6%
-----------------------------------------------------------------------
Becton, Dickinson and Co.                      18,000      $    660,420
-----------------------------------------------------------------------
                                                           $    660,420
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 7.2%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                     210,000      $  3,685,500
Precision Drilling Corp.(1)                    50,000         1,470,000
Rowan Cos., Inc.(1)                            60,000         1,119,000
Universal Compression Holdings, Inc.(1)        68,000         1,699,320
-----------------------------------------------------------------------
                                                           $  7,973,820
-----------------------------------------------------------------------
Retail -- 11.3%
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                   14,000      $    576,100
GameStop Corp.(1)                              58,600         1,119,260
Gymboree Corp.(1)                             415,000         5,581,750
Hollywood Entertainment Corp.(1)              290,000         4,118,000
Rent-Way, Inc.(1)                              57,000           313,500
Starbucks Corp.(1)                             34,000           782,340
-----------------------------------------------------------------------
                                                           $ 12,490,950
-----------------------------------------------------------------------
Retail - Apparel -- 2.5%
-----------------------------------------------------------------------
Abercrombie & Fitch Co. Class A(1)            105,000      $  2,797,200
-----------------------------------------------------------------------
                                                           $  2,797,200
-----------------------------------------------------------------------
Semiconductor Equipment -- 6.6%
-----------------------------------------------------------------------
ASM International N.V.(1)                     148,000      $  3,162,760
LTX Corp.(1)                                  105,000         2,268,000
Varian Semiconductor Equipment
Associates, Inc.(1)                            55,000         1,871,100
-----------------------------------------------------------------------
                                                           $  7,301,860
-----------------------------------------------------------------------
Semiconductors -- 5.2%
-----------------------------------------------------------------------
Integrated Device Technology, Inc.(1)         108,900      $  2,784,573
Microsemi Corp.(1)                             90,000         1,214,100
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Semiconductors (continued)
-----------------------------------------------------------------------
SIPEX Corp.(1)                                190,000      $  1,812,600
-----------------------------------------------------------------------
                                                           $  5,811,273
-----------------------------------------------------------------------
Software -- 0.6%
-----------------------------------------------------------------------
Avant! Corp.(1)                                40,000      $    698,000
-----------------------------------------------------------------------
                                                           $    698,000
-----------------------------------------------------------------------
Telecommunications - Services -- 0.6%
-----------------------------------------------------------------------
IDT Corp.(1)                                   40,000      $    658,000
-----------------------------------------------------------------------
                                                           $    658,000
-----------------------------------------------------------------------
Tobacco -- 2.4%
-----------------------------------------------------------------------
Vector Group Ltd.                              94,000      $  2,616,960
-----------------------------------------------------------------------
                                                           $  2,616,960
-----------------------------------------------------------------------
Travel Services -- 5.0%
-----------------------------------------------------------------------
Hotel Reservations Network, Inc.(1)           108,500      $  5,533,500
-----------------------------------------------------------------------
                                                           $  5,533,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $92,214,017)                           $106,724,935
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Co., 1.88%,
3/1/02                                       $  2,993      $  2,993,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,993,000)                         $  2,993,000
-----------------------------------------------------------------------
Total Investments -- 99.2%
   (identified cost $95,207,017)                           $109,717,935
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                     $    932,251
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $110,650,186
-----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
----------------------------------------------------------------
Investments, at value (identified cost,
   $95,207,017)                                     $109,717,935
Cash                                                         950
Receivable for investments sold                        1,892,840
Dividends receivable                                       6,652
Prepaid expenses                                             644
----------------------------------------------------------------
TOTAL ASSETS                                        $111,619,021
----------------------------------------------------------------
Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $    950,850
Accrued expenses                                          17,985
----------------------------------------------------------------
TOTAL LIABILITIES                                   $    968,835
----------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $110,650,186
----------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $ 96,139,268
Net unrealized appreciation (computed on the basis
   of identified cost)                                14,510,918
----------------------------------------------------------------
TOTAL                                               $110,650,186
----------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $533)              $    182,757
Interest                                                  56,560
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $    239,317
----------------------------------------------------------------

Expenses
----------------------------------------------------------------
Investment adviser fee                              $    363,002
Trustees' fees and expenses                                4,884
Custodian fee                                             47,458
Legal and accounting services                             12,694
Interest expense                                           5,990
Miscellaneous                                              1,678
----------------------------------------------------------------
TOTAL EXPENSES                                      $    435,706
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $   (196,389)
----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $(10,276,649)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(10,276,649)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $  1,295,398
----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $  1,295,398
----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    $ (8,981,251)
----------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS          $ (9,177,640)
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $        (196,389) $      (290,137)
   Net realized loss                                      (10,276,649)     (22,097,035)
   Net change in unrealized
      appreciation (depreciation)                           1,295,398      (16,482,079)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $      (9,177,640) $   (38,869,251)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $      23,481,977  $     6,876,532
   Withdrawals                                            (26,120,670)     (29,093,483)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $      (2,638,693) $   (22,216,951)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $     (11,816,333) $   (61,086,202)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $     122,466,519  $   183,552,721
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $     110,650,186  $   122,466,519
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------
                                  (UNAUDITED)            2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                     0.75%(1)         0.73%        0.72%        0.71%        0.71%        0.72%
   Interest expense                       0.01%(1)         0.04%        0.01%          --           --           --
   Net investment income
      (loss)                              0.34%(1)        (0.20)%       0.16%        0.40%        0.73%        0.48%
Portfolio Turnover                         154%             301%         274%          34%          55%          28%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (7.42)%             --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $110,650         $122,467     $183,553     $193,824     $180,258     $179,785
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2002, $511 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   six months ended February 28, 2002, the fee amounted to $363,002. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $173,343,005 and $179,041,455, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $95,207,017
    -----------------------------------------------------
    Gross unrealized appreciation             $19,905,266
    Gross unrealized depreciation              (5,394,348)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $14,510,918
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended February 28, 2002 was $446,409 and the average interest rate was 2.71%.

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant